Activity Related to Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, beginning balance	$ 12.9	$ 15.7	$ 8.4
Additions based on tax positions related to current year	0.3		0.1
Additions for tax positions of prior years	2.6	0.9	9.0
Reductions for tax positions of prior years	(1.4)	(1.5)	(1.3)
Foreign currency translation	(0.7)	(2.2)	(0.5)
Unrecognized tax benefits, ending balance	$ 13.7	$ 12.9	$ 15.7